Loans Payable	12 Months Ended
Dec. 31, 2013
Bank Loans and Other Debt
Bank Loans and Other Debt

9.                                      Bank Loans and Other Debt

	December 31,	December 31,
	2012	2013

Bank loan (China Merchants Bank): $1,652 (RMB 10 million), bearing interest at 10% above the prime rate of a one-year term loan published by the People’s Bank of China. Interest is payable quarterly. The loan was drawn on January 31, 2013 and is repayable on January 30, 2014.

	$—	$1,652

Bank loan (Bank of China) On December 17, 2012, Sinovac Dalian entered into a bank loan agreement with Bank of China with a credit line of $3,304 (RMB 20 million). The first $826 (RMB 5 million) was drawn down on March 13, 2013 and the second $826 (RMB 5 million)was drawn down on September 24, 2013, bearing interest at 7.4% and the interest is payable monthly. The first $826 (RMB 5 million) is repayable on March 12, 2014 and the second $826 (RMB 5 million) is repayable on September 23, 2014. Land use right and buildings of Sinovac Dalian with a net book value of $9,911 (RMB 60 million) were pledged as collateral.

	—	1,652

Bank loans	—	3,304

Bank loan (Industrial and Commercial Bank of China Limited): $3,211 (RMB 20 million)(December 31, 2012- RMB 20 million), bearing interest at 10% above Bank of China’s prime bank loan rate of a one-year term loan plus 1.456% of financing fee per year, at 8.672% per year before it was repaid on December 10, 2012. $3,211 (RMB 20 million), was drawn down on December 13, 2012 under a new loan agreement with same interest rate calculation basis with financing fee of 1.2% per year (interest rate at 7.8%). Trade receivables of Sinovac Beijing with a carrying value of $5.6 million (RMB 35 million) were pledged as collateral (note 3). The loan was repaid in full on December 12, 2013.

	3,211	—

Bank loan (China Construction Bank): The total amount of the loan facility is $8,259 (RMB 50 million) for a three-year period from December 13, 2012 to December 12, 2015. The amount drawn is $5,121 (RMB 31 million) as at December 31, 2013 $458 was repaid in 2013 and $3,938 was drawn in 2013. The interest is set at the bank’s prime lending rate at 6.15% per year. The loan is to be used exclusively for the operation and production costs of Sinovac Beijing. Interest is payable monthly. The loan is unsecured and 10% of the principal amount is repayable in 2013, 10% of the principal amount is repayable in 2014 with the remaining principal repayable in 2015.Pursuant to the covenants set out in the agreement, the debt to total assets ratio must not be higher than 85%, the current ratio must not be lower than 1, contingent liabilities must not be higher than $15,032 (RMB 91 million) and contingent liabilities as a percentage of total stockholders’ equity must not be higher than 10%. The Company is in compliance with such covenants as of December 31, 2012 and 2013.

	118	518

Bank loan (Bank of Beijing): $24,130 (RMB 146 million) (December 31, 2012- $14,892) bearing interest at the bank’s prime lending rate and adjusted every 12 months, currently at 6.4% per year (2012 — 6.4%). Interest is payable quarterly. The loan is for construction of the Changping facility and has a maximum credit facility amount of $33,038 (RMB 200 million). $9,238 was drawn in 2013. The loan is repayable in four equal installments on May13, 2014, November 13, 2014, May 13, 2015 and November 13, 2015. The Company also obtained a credit line with a maximum quota for issuing letter of credits of $13,215 (RMB 80 million) with the same bank. No letters of credit were issued by the Company as at December 31, 2012 and 2013. Land use right and buildings of Sinovac Beijing with a net book value of $20,893 (RMB 126.5 million) were pledged as collateral.

	—	12,065

Bank loan (China Construction Bank): $14.536 (RMB 88 million)(December 31, 2012- $14,446), bearing interest at the bank’s prime lending rate and adjusted every 12 months, at 6.4% per year (2012 — 6.9%). The loan is exclusively for the purchase of the Changping facility. Interest is payable monthly. Land and building of the Changping facility of Sinovac Beijing with a net book value of $7,760 (RMB 47 million) were pledged as collateral. $165 (RMB 1 million) was repaid on June 20, 2013 and $165 (RMB 1 million) was repaid on December 20, 2013. $330 (RMB 2 million) is repayable in 2014.	—	330

Current portion of long-term debt	$3,329	$12,913

Bank loans and current portion of long term debt	$3,329	$16,217

	December 31, 2012	December31, 2013

Bank loan (China Construction Bank): $14,536 (RMB 88 million) (December 31, 2012- $14,446), bearing interest at the bank’s prime lending rate and adjusted every 12 months, at 6.4% per year (2012 — 6.9%). The loan is exclusively for the purchase of the Changping facility. Interest is payable monthly. Land use right and buildings of the Changping facility of Sinovac Beijing with a net book value of $7,760 (RMB 47 million) were pledged as collateral. $165 (RMB 1 million) was repaid on June 20, 2013 and $165 (RMB 1 million) was repaid on December 20, 2013. $330 (RMB 2 million) is repayable in 2014. The remainder is payable on February 9, 2015.

	$14,446	$14,206

Bank loan (China Construction Bank): The total amount of the loan facility is $8,259 (RMB 50 million) for a three-year period from December 13, 2012 to December 12, 2015. The amount drawn is $5,121 (RMB 31 million) as at December 31, 2013 $458 was repaid in 2013 and $3,938 was drawn in 2013. The interest is set at the bank’s prime lending rate at 6.15% per year. The loan is to be used exclusively for the operation and production costs of Sinovac Beijing. Interest is payable monthly. The loan is unsecured and 10% of the principal amount is repayable in 2013, 10% of the principal amount is repayable in 2014 with the remainder principal repayable in 2015. Pursuant to the covenants set out in the agreement, the debt to total assets ratio must not be higher than 85%, current ratio must not be lower than 1, contingent liabilities must not be higher than $15,032 (RMB — 91 million) and contingent liabilities as a percentage of total stockholders’ equity must not be higher than 10%. The Company is in compliance with such covenants as of December 31, 2012 and 2013.

	1,065	4,145

Bank loan (Bank of Beijing): $24,130 (RMB 146 million) (December 31, 2012- $14,892) bearing interest at the bank’s prime lending rate and adjusted every 12 months, currently at 6.4% per year (2012 — 6.4%). Interest is payable quarterly. The loan is for construction of the Changping facility and has a maximum credit facility amount of $33,038 (RMB 200 million). $9,238 was drawn in 2013. The loan is repayable in four equal installments on May13, 2014, November 13, 2014, May 13, 2015 and November 13, 2015. The Company also obtained a credit line with a maximum quota for issuing letter of credits of $13.2 million (RMB 80 million) with the same bank. No letters of credit were issued by the Company as at December 31, 2012 and 2013. Land use right and buildings of Sinovac Beijing with a net book value of $20,893 (RMB 126.5 million) were pledged as collateral.

	14,892	12,065

Loan (Beijing Zhongguancun Development Group): $1,982 (RMB 12million) bearing interest currently at 0.36% per year to fund EV71 vaccine research project of Sinovac Beijing. The total loan is $1,982 (RMB 12 million) of which RMB 6 million was received in 2012 and the second RMB 6 million was received on February 25, 2013. The loan is unsecured and repayable on February 24, 2016. The Beijing Zhongguancun Development Group is entitled to 10.62% ownership of the profits, if any, generated from the intellectual property developed during the loan period. No profit sharing payment are required to be paid as no profits have been generated to date as of December 31, 2013. The Company can repay the loan at any time during the loan period. The fair value differential of $383 (between the face value and the fair value using the effective interest rate method at the Company’s borrowing rate of 6.9%) is recorded as non-current deferred government grant (2012- $216) (see note 18).

	778	1,730

Long - term debt — non-current portion	$31,181	$32,146

Aggregate annual principal payments of the loans payable as of December 31, 2013 are as follows:

Within 1 year	$16,217
Between 1 and 2 years	$30,416
Between 2 and 3 years	$1,730
Total	$48,363

The weighted average effective interest rate was 6.71%, 7% and 6.6% in 2011, 2012 and 2013 respectively. The Company incurred $1,440, $1,955 and $2,942, respectively, in interest and financing expense for the years ending December 31, 2011, 2012 and 2013, respectively, of which $252 (net of $712 loan interest subsidies received), $1,306 (net of $1,458 loan interest subsidies received), and $116 for the years ending December 31, 2011, 2012 and 2013, respectively, was capitalized in property, plant and equipment.